111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  August 30, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Core Bond Fund, MFS® Lifetime® Income Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2030 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2040 Fund, MFS® Lifetime® 2045 Fund, MFS® Lifetime® 2050 Fund, MFS® Lifetime® 2055 Fund, MFS® Lifetime® 2060 Fund, and MFS® Lifetime® 2065 Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 75 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2024.

 Please call the undersigned at (617) 954-4873 or Hayes Gatie at (617) 954-6851 with any questions you may have.

  Sincerely,

  DJANIRA LEAL

  Djanira Leal

  Assistant Counsel